Capital Group Short Duration Income ETF
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 97.62% Corporate bonds and notes 46.59% Financials 19.93%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 4.125% 2/28/2029	USD3,000	$2,961
Air Lease Corp. 4.40% 3/24/2028 (a)	2,395	2,383
Air Lease Corp. 4.50% 3/24/2029 (a)	1,910	1,898
American Express Co. 5.043% 7/26/2028 (USD-SOFR + 0.93% on 7/26/2027) (b)	1,815	1,831
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (b)	5,000	4,969
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (b)	335	345
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (b)	950	966
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (b)	1,600	1,627
American International Group, Inc. 4.85% 5/7/2030	2,700	2,729
Aon North America, Inc. 5.125% 3/1/2027	5,285	5,313
Aon North America, Inc. 5.15% 3/1/2029	1,660	1,696
Arthur J. Gallagher & Co. 4.60% 12/15/2027	5,790	5,808
Arthur J. Gallagher & Co. 4.85% 12/15/2029	2,450	2,478
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (b)	150	149
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (b)	9,584	9,648
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (b)	3,350	3,377
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (b)	3,872	3,995
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (b)	1,382	1,307
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	5,252	4,656
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (b)	5,899	5,826
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (b)	700	623
Bank of Montreal 5.004% 1/27/2029 (USD-SOFR Index + 0.67% on 1/27/2028) (b)	3,600	3,634
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (b)	178	181
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (b)	1,500	1,520
Bank of Nova Scotia (The) 4.043% 9/15/2028 (USD-SOFR + 0.76% on 9/15/2027) (b)	2,600	2,584
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (a)(b)	1,000	1,025
BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026) (a)(b)	7,059	7,138
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (a)(b)	1,654	1,705
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (a)(b)	1,438	1,458
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(b)	3,100	3,058
Brown & Brown, Inc. 4.60% 12/23/2026	3,125	3,135
Brown & Brown, Inc. 4.70% 6/23/2028	8,500	8,526
Brown & Brown, Inc. 4.90% 6/23/2030	3,690	3,688
CaixaBank SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026) (a)(b)	5,564	5,616
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(b)	125	128
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (a)(b)	2,950	2,955
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	790	812
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (a)(b)	2,049	2,052
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026) (b)	5,945	5,948
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (b)	3,475	3,505
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (b)	2,075	2,118
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	1,313	1,347
Capital One Financial Corp. 4.722% 1/30/2032 (USD-SOFR + 1.15% on 1/30/2031) (b)	3,350	3,300
Charles Schwab Corp. (The) 5.875% 8/24/2026	400	402
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (b)	115	118
Capital Group Short Duration Income ETF — Page 1 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citibank, NA 4.929% 8/6/2026	USD1,510	$1,514
Citibank, NA 4.576% 5/29/2027	4,400	4,418
Citibank, NA 4.838% 8/6/2029	780	791
Citibank, NA 4.914% 5/29/2030	1,203	1,222
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027) (b)	200	199
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (b)	9,100	9,149
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (b)	550	559
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (b)	5,963	6,004
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	2,750	2,719
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (b)	379	390
Danske Bank A/S 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (a)(b)	4,224	4,234
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (b)	8,035	7,911
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (b)	382	385
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (b)	1,025	1,030
Deutsche Bank AG 5.297% 5/9/2031 (USD-SOFR + 1.72% on 5/9/2030) (b)	1,632	1,649
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	2,575	2,422
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	4,398	4,332
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	934	938
Fifth Third Bank, National Association 4.967% 1/28/2028 (USD-SOFR + 0.81% on 1/28/2027) (b)	6,632	6,657
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (b)	390	385
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (b)	595	586
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (b)	4,000	3,976
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	4,969	5,127
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (b)	3,666	3,670
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	6,117	5,999
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (b)	4,350	4,285
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (b)	1,626	1,428
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (b)	1,650	1,669
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (b)	1,800	1,821
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (b)	3,685	3,635
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (b)	11,263	11,322
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (b)	2,705	2,739
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (b)	216	216
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (b)	3,350	3,413
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	1,145	1,180
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	2,393	2,428
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	5,180	5,192
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (b)	2,989	3,044
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (b)	650	640
JPMorgan Chase & Co. 4.347% 1/22/2032 (USD-SOFR + 0.84% on 1/22/2031) (b)	3,221	3,176
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	5,681	5,004
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (b)	4,565	4,587
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (b)	4,335	4,367
LSEG US Fin Corp. 4.25% 3/23/2029 (a)	4,000	3,972
Marsh & McLennan Cos., Inc. 4.55% 11/8/2027	2,650	2,663
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	2,505	2,524
Metropolitan Life Global Funding I 3.45% 12/18/2026 (a)	3,985	3,962
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (b)	9,331	9,444
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027) (b)	125	125
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027) (b)	108	111
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (b)	4,020	4,092
Capital Group Short Duration Income ETF — Page 2 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (b)	USD6,242	$6,171
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (b)	1,093	1,082
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (b)	1,275	1,293
Morgan Stanley 4.123% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (b)	6,500	6,435
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (b)	2,157	2,219
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (b)	2,710	2,742
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	2,733	2,732
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (b)	3,638	3,695
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (b)	2,750	2,792
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	4,200	4,117
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)	1,700	1,689
National Australia Bank, Ltd. 5.087% 6/11/2027	2,300	2,326
National Australia Bank, Ltd. 4.50% 10/26/2027	1,050	1,056
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026) (b)	925	919
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (b)	5,590	5,646
Navient Corp. 6.75% 6/15/2026	3,000	3,009
Navient Corp. 5.00% 3/15/2027	2,000	1,957
New York Life Global Funding 4.60% 12/5/2029 (a)	964	970
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (b)	1,720	1,720
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026) (b)	6,355	6,429
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (b)	4,812	4,789
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	108	111
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (b)	594	606
Progressive Corp. 4.60% 3/26/2031	724	726
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	1,800	1,805
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (b)	1,582	1,608
Royal Bank of Canada 4.97% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (b)	1,550	1,567
State Street Corp. 4.834% 4/24/2030	1,150	1,168
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,664	1,715
Toronto-Dominion Bank (The) 4.568% 12/17/2026	4,520	4,532
Toronto-Dominion Bank (The) 4.861% 1/31/2028	2,150	2,168
Toronto-Dominion Bank (The) 5.523% 7/17/2028	180	185
Toronto-Dominion Bank (The) 4.783% 12/17/2029	758	767
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (b)	450	450
Truist Bank 4.144% 1/27/2029 (USD-SOFR + 0.662% on 1/27/2028) (b)	4,000	3,980
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (b)	7,776	7,796
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (b)	149	153
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	892	902
Truist Financial Corp. 4.597% 1/27/2032 (USD-SOFR + 0.965% on 1/27/2031) (b)	4,150	4,107
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (b)	266	274
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (b)	100	102
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (a)(b)	515	510
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	2,330	2,381
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	9,825	9,953
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (b)	3,145	3,159
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	5,545	5,673
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (b)	1,825	1,809
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (b)	625	635
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (b)	1,852	1,748
Capital Group Short Duration Income ETF — Page 3 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	USD5,835	$5,936
Wells Fargo Bank, N.A. 5.45% 8/7/2026	1,700	1,706
		425,863
Utilities 5.58%
CenterPoint Energy Houston Electric, LLC 5.20% 10/1/2028	250	256
Consumers Energy Co. 4.70% 1/15/2030	564	570
DTE Energy Co. 4.95% 7/1/2027	1,250	1,258
DTE Energy Co. 5.10% 3/1/2029	350	356
Duke Energy Florida, LLC 4.20% 12/1/2030	5,150	5,095
Edison International 5.25% 11/15/2028	4,950	4,991
Edison International 5.45% 6/15/2029	1,860	1,878
Edison International 6.95% 11/15/2029	723	763
Edison International 6.25% 3/15/2030	2,433	2,523
Eversource Energy 5.95% 2/1/2029	1,139	1,180
Eversource Energy 4.45% 12/15/2030	4,600	4,539
Florida Power & Light Co. 5.15% 6/15/2029	1,145	1,175
Georgia Power Co. 5.004% 2/23/2027	1,647	1,660
Georgia Power Co. 4.65% 5/16/2028	400	403
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	2,200	2,211
NiSource, Inc. 5.20% 7/1/2029	475	485
Pacific Gas and Electric Co. 5.00% 6/4/2028	7,836	7,905
Pacific Gas and Electric Co. 4.65% 8/1/2028	8,549	8,563
Pacific Gas and Electric Co. 6.10% 1/15/2029	7,300	7,556
Pacific Gas and Electric Co. 5.55% 5/15/2029	1,558	1,596
PacifiCorp 5.10% 2/15/2029	1,105	1,120
PacifiCorp 4.25% 3/15/2029	6,200	6,132
PacifiCorp 4.65% 4/15/2029	6,837	6,839
PacifiCorp 3.50% 6/15/2029	75	72
PacifiCorp 2.70% 9/15/2030	1,250	1,140
PacifiCorp 5.10% 4/15/2031	3,525	3,535
Public Service Electric and Gas Co. 4.20% 1/1/2031	2,750	2,715
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	1,282	1,295
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	3,437	3,027
Southern California Edison Co. 4.90% 6/1/2026	4,818	4,812
Southern California Edison Co. 5.85% 11/1/2027	10,114	10,304
Southern California Edison Co. 5.30% 3/1/2028	300	304
Southern California Edison Co. 5.65% 10/1/2028	185	190
Southern California Edison Co. 5.15% 6/1/2029	4,075	4,133
Southern California Edison Co. 2.85% 8/1/2029	925	873
Southern California Edison Co. 5.25% 3/15/2030	3,052	3,100
Southern California Edison Co. 2.50% 6/1/2031	293	262
WEC Energy Group, Inc. 4.75% 1/15/2028	3,500	3,527
Wisconsin Public Service Corp. 4.55% 12/1/2029	1,100	1,105
Xcel Energy, Inc. 3.35% 12/1/2026	5,945	5,911
Xcel Energy, Inc. 4.75% 3/21/2028	3,777	3,798
		119,157
Consumer discretionary 4.13%
Amazon.com, Inc. 4.10% 11/20/2030	4,000	3,955
Amazon.com, Inc. 4.25% 3/13/2031	4,500	4,468
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (a)	350	352
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (a)	1,325	1,336
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (a)	1,083	1,092
Capital Group Short Duration Income ETF — Page 4 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (a)	USD214	$217
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (a)	827	840
Ford Motor Credit Co., LLC 6.95% 6/10/2026	6,028	6,042
Ford Motor Credit Co., LLC 5.125% 11/5/2026	649	650
Ford Motor Credit Co., LLC 5.85% 5/17/2027	12,632	12,728
Ford Motor Credit Co., LLC 5.918% 3/20/2028	2,652	2,687
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,650	1,708
Ford Motor Credit Co., LLC 5.80% 3/8/2029	1,100	1,113
Ford Motor Credit Co., LLC 4.97% 4/6/2029	3,471	3,429
Ford Motor Credit Co., LLC 5.875% 11/7/2029	1,581	1,601
Ford Motor Credit Co., LLC 5.73% 9/5/2030	2,447	2,446
Ford Motor Credit Co., LLC 5.42% 4/9/2031	2,500	2,456
General Motors Financial Co., Inc. 5.40% 4/6/2026	6,320	6,321
General Motors Financial Co., Inc. 4.20% 10/27/2028	5,058	5,007
General Motors Financial Co., Inc. 4.90% 10/6/2029	1,601	1,609
General Motors Financial Co., Inc. 5.35% 1/7/2030	1,600	1,630
General Motors Financial Co., Inc. 4.60% 1/8/2031	4,450	4,388
Home Depot, Inc. 5.15% 6/25/2026	1,025	1,028
Home Depot, Inc. 4.875% 6/25/2027	750	757
Home Depot, Inc. 4.75% 6/25/2029	911	925
Hyatt Hotels Corp. 5.05% 3/30/2028	800	807
Hyundai Capital America 5.45% 6/24/2026 (a)	2,104	2,108
Hyundai Capital America 5.30% 3/19/2027 (a)	575	580
Hyundai Capital America 4.875% 6/23/2027 (a)	1,834	1,842
Hyundai Capital America 4.60% 4/6/2028 (a)	1,693	1,693
Hyundai Capital America 4.90% 6/23/2028 (a)	1,379	1,385
Hyundai Capital America 6.10% 9/21/2028 (a)	675	697
Hyundai Capital America 4.25% 1/8/2029 (a)	1,236	1,223
Hyundai Capital America 6.50% 1/16/2029 (a)	53	55
Hyundai Capital America 4.75% 4/6/2029 (a)	2,380	2,380
Hyundai Capital America 4.55% 9/26/2029 (a)	413	411
Hyundai Capital America 5.30% 1/8/2030 (a)	1,200	1,218
Hyundai Capital America 5.15% 3/27/2030 (a)	1,500	1,517
Marriott International, Inc. 5.55% 10/15/2028	250	257
Marriott International, Inc. 4.875% 5/15/2029	850	860
Toyota Motor Credit Corp. 4.55% 8/9/2029	900	906
Toyota Motor Credit Corp. 4.95% 1/9/2030	1,475	1,499
		88,223
Health care 4.08%
Abbott Laboratories 4.00% 3/15/2031	4,200	4,134
AbbVie, Inc. 4.80% 3/15/2027	2,375	2,388
AbbVie, Inc. 4.80% 3/15/2029	1,718	1,746
AbbVie, Inc. 4.125% 3/15/2031	2,108	2,078
Amgen, Inc. 2.20% 2/21/2027	7,231	7,101
Amgen, Inc. 5.15% 3/2/2028	5,394	5,475
Amgen, Inc. 4.20% 2/19/2031	7,196	7,099
AstraZeneca Finance, LLC 4.85% 2/26/2029	792	806
Baxter International, Inc. 1.915% 2/1/2027	3,636	3,551
Baxter International, Inc. 4.45% 2/15/2029	2,929	2,893
Baxter International, Inc. 4.90% 12/15/2030	4,971	4,908
Becton, Dickinson and Co. 4.874% 2/8/2029	100	101
Cigna Group (The) 5.00% 5/15/2029	500	509
Cigna Group (The) 4.50% 9/15/2030	2,902	2,893
Capital Group Short Duration Income ETF — Page 5 of 27

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 5.00% 1/30/2029	USD910	$922
CVS Health Corp. 5.40% 6/1/2029	3,095	3,169
Elevance Health, Inc. 4.00% 9/15/2028	3,500	3,470
Elevance Health, Inc. 4.75% 2/15/2030	781	787
Eli Lilly and Co. 4.75% 2/12/2030	1,192	1,214
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	159	161
HCA, Inc. 5.25% 6/15/2026	205	205
HCA, Inc. 5.00% 3/1/2028	3,550	3,586
Johnson & Johnson 4.80% 6/1/2029	750	769
Novartis Capital Corp. 4.40% 3/18/2031	3,589	3,589
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	830	835
Pfizer, Inc. 4.20% 11/15/2030	4,550	4,520
Stryker Corp. 4.70% 2/10/2028	2,600	2,624
Stryker Corp. 4.85% 2/10/2030	1,600	1,622
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	7,106	7,040
Thermo Fisher Scientific, Inc. 4.215% 2/12/2031	2,750	2,722
UnitedHealth Group, Inc. 4.75% 7/15/2026	1,200	1,202
UnitedHealth Group, Inc. 4.80% 1/15/2030	985	997
UnitedHealth Group, Inc. 4.65% 1/15/2031	2,147	2,157
		87,273
Industrials 3.08%
Air Lease Corp. 5.30% 6/25/2026	1,055	1,057
BAE Systems PLC 5.125% 3/26/2029 (a)	648	661
Boeing Co. (The) 6.259% 5/1/2027	13,021	13,249
Boeing Co. (The) 6.298% 5/1/2029	1,228	1,290
Canadian Pacific Railway Co. 4.00% 3/15/2029	3,500	3,463
Canadian Pacific Railway Co. 4.80% 3/30/2030	2,182	2,211
Eaton Corp. 3.85% 3/6/2028	3,500	3,476
Eaton Corp. 3.95% 3/6/2029	3,500	3,466
Eaton Corp. 4.20% 3/6/2031	2,265	2,233
GE Vernova, Inc. 4.25% 2/4/2031	5,100	5,044
General Electric Co. 4.30% 7/29/2030	2,121	2,117
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (a)	3,000	2,973
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	2,365	2,340
Ingersoll-Rand, Inc. 5.197% 6/15/2027	650	656
Ingersoll-Rand, Inc. 5.40% 8/14/2028	260	266
Ingersoll-Rand, Inc. 5.176% 6/15/2029	312	320
L3Harris Technologies, Inc. 5.40% 1/15/2027	6,684	6,738
Northrop Grumman Corp. 4.65% 7/15/2030	2,300	2,314
Paychex, Inc. 5.10% 4/15/2030	3,435	3,467
RTX Corp. 5.75% 11/8/2026	6,927	6,986
Waste Management, Inc. 4.65% 3/15/2030	1,500	1,514
		65,841
Consumer staples 2.88%
Altria Group, Inc. 4.875% 2/4/2028	6,348	6,403
BAT International Finance PLC 5.931% 2/2/2029	1,956	2,029
Campbell’s Co. (The) 5.20% 3/19/2027	4,079	4,102
Campbell’s Co. (The) 5.20% 3/21/2029	255	257
Constellation Brands, Inc. 4.35% 5/9/2027	390	390
Constellation Brands, Inc. 4.80% 5/1/2030	248	250
Coty, Inc. 5.60% 1/15/2031 (a)	4,632	4,487
Diageo Investment Corp. 5.125% 8/15/2030	1,443	1,474
Capital Group Short Duration Income ETF — Page 6 of 27

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Imperial Brands Finance PLC 4.50% 6/30/2028 (a)	USD11,162	$11,172
Mars, Inc. 4.45% 3/1/2027 (a)	2,000	2,007
Mars, Inc. 4.60% 3/1/2028 (a)	3,377	3,399
Mars, Inc. 4.80% 3/1/2030 (a)	4,532	4,581
McCormick & Co., Inc. 4.15% 2/15/2029	1,906	1,888
Mondelez International, Inc. 4.50% 5/6/2030	2,550	2,542
Philip Morris International, Inc. 4.75% 2/12/2027	3,000	3,018
Philip Morris International, Inc. 4.375% 11/1/2027	1,975	1,980
Philip Morris International, Inc. 4.125% 4/28/2028	1,400	1,398
Philip Morris International, Inc. 5.25% 9/7/2028	250	256
Philip Morris International, Inc. 3.875% 10/27/2028	2,250	2,232
Philip Morris International, Inc. 4.875% 2/13/2029	380	386
Philip Morris International, Inc. 4.625% 11/1/2029	1,129	1,139
Philip Morris International, Inc. 4.375% 4/30/2030	3,250	3,234
Philip Morris International, Inc. 4.00% 10/29/2030	3,010	2,948
		61,572
Information technology 2.07%
Amphenol Corp. 3.90% 11/15/2028	2,750	2,730
Amphenol Corp. 4.125% 11/15/2030	3,350	3,302
Broadcom, Inc. 5.05% 7/12/2029	1,000	1,021
Broadcom, Inc. 4.35% 2/15/2030	3,170	3,159
Microchip Technology, Inc. 4.90% 3/15/2028	5,081	5,113
Oracle Corp. 4.80% 8/3/2028	5,825	5,828
Oracle Corp. 4.55% 2/4/2029	6,600	6,518
Oracle Corp. 4.45% 9/26/2030	5,625	5,422
Oracle Corp. 4.95% 2/4/2031	4,388	4,295
Synopsys, Inc. 4.65% 4/1/2028	6,900	6,928
		44,316
Energy 2.07%
Chevron USA, Inc. 4.687% 4/15/2030	1,043	1,060
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028 (a)	450	465
ConocoPhillips Co. 4.70% 1/15/2030	1,800	1,816
Enbridge, Inc. 5.90% 11/15/2026	4,782	4,823
Enbridge, Inc. 6.00% 11/15/2028	300	311
Energy Transfer, LP 6.10% 12/1/2028	2,038	2,119
Energy Transfer, LP 5.25% 7/1/2029	1,173	1,199
EOG Resources, Inc. 4.40% 7/15/2028	706	708
EOG Resources, Inc. 4.40% 1/15/2031	2,800	2,781
Petroleos Mexicanos 6.49% 1/23/2027	500	505
Petroleos Mexicanos 8.75% 6/2/2029	8,149	8,572
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (a)	1,703	1,710
Repsol E&P Capital Markets US, LLC 5.204% 9/16/2030 (a)	3,206	3,234
Saudi Arabian Oil Co. 4.00% 2/2/2029 (a)	1,825	1,789
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)	3,821	3,717
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	9,400	9,316
		44,125
Communication services 1.65%
Alphabet, Inc. 4.10% 11/15/2030	4,000	3,974
Alphabet, Inc. 4.10% 2/15/2031	3,865	3,839
AT&T, Inc. 4.40% 4/30/2031	8,600	8,515
Charter Communications Operating, LLC 6.10% 6/1/2029	3,941	4,083
Capital Group Short Duration Income ETF — Page 7 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 5.10% 6/1/2029	USD600	$614
Meta Platforms, Inc. 4.20% 11/15/2030	3,835	3,799
Orange 4.00% 1/13/2029 (a)	3,100	3,070
Orange 4.25% 1/13/2031 (a)	7,000	6,869
T-Mobile USA, Inc. 4.80% 7/15/2028	525	530
		35,293
Materials 0.68%
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	250	255
Celanese US Holdings, LLC 6.665% 7/15/2027	528	539
Celanese US Holdings, LLC 6.85% 11/15/2028	2,016	2,098
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (a)	581	582
Dow Chemical Co. (The) 4.80% 1/15/2031	2,700	2,668
LYB International Finance III, LLC 5.125% 1/15/2031	2,655	2,660
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	1,800	1,829
Sherwin-Williams Co. 4.30% 8/15/2028	2,250	2,246
Sherwin-Williams Co. 4.50% 8/15/2030	1,600	1,597
		14,474
Real estate 0.44%
Equinix, Inc. 1.45% 5/15/2026	6,075	6,057
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	3,429	3,437
		9,494
Total corporate bonds and notes		995,631
Mortgage-backed obligations 26.12% Federal agency mortgage-backed obligations 10.47%
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (c)	154	158
Fannie Mae Pool #CC0188 6.00% 3/1/2040 (c)	358	370
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (c)	159	164
Fannie Mae Pool #DA1075 6.00% 11/1/2053 (c)	27	28
Fannie Mae Pool #CB7612 6.00% 12/1/2053 (c)	59	60
Fannie Mae Pool #DA7801 5.50% 1/1/2054 (c)	903	910
Fannie Mae Pool #MA5246 5.50% 1/1/2054 (c)	31	32
Fannie Mae Pool #DA5980 6.00% 1/1/2054 (c)	457	467
Fannie Mae Pool #DA5779 6.00% 1/1/2054 (c)	79	81
Fannie Mae Pool #DA9467 6.00% 2/1/2054 (c)	44	45
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (c)	3,270	3,291
Fannie Mae Pool #DA9742 6.00% 3/1/2054 (c)	132	135
Fannie Mae Pool #DA6019 5.50% 4/1/2054 (c)	798	803
Fannie Mae Pool #DB2745 5.50% 4/1/2054 (c)	359	361
Fannie Mae Pool #BY7524 5.50% 4/1/2054 (c)	29	29
Fannie Mae Pool #DB2626 5.50% 4/1/2054 (c)	27	27
Fannie Mae Pool #CB8275 6.00% 4/1/2054 (c)	1,683	1,719
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (c)	1,636	1,670
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (c)	599	612
Fannie Mae Pool #DB1087 6.00% 5/1/2054 (c)	801	819
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (c)	3,124	3,189
Fannie Mae Pool #DC2000 6.00% 9/1/2054 (c)	1,908	1,946
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)	110	113
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)	55	56
Fannie Mae Pool #DC8833 6.00% 12/1/2054 (c)	2,702	2,756
Fannie Mae Pool #DC8826 6.00% 12/1/2054 (c)	2,153	2,196
Capital Group Short Duration Income ETF — Page 8 of 27

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (c)	USD1,735	$1,769
Fannie Mae Pool #FA0445 5.50% 1/1/2055 (c)	3,092	3,109
Fannie Mae Pool #DD0827 6.00% 1/1/2055 (c)	1,650	1,688
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (c)	4,670	4,764
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (c)	3,401	3,469
Fannie Mae Pool #190445 6.50% 3/1/2055 (c)	1,233	1,276
Fannie Mae Pool #MA5648 6.50% 3/1/2055 (c)	254	263
Fannie Mae Pool #DD7343 6.00% 4/1/2055 (c)	2,485	2,537
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	883	900
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)	83	85
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)	83	84
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (c)	14,614	14,905
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (c)	415	423
Fannie Mae Pool #DE2212 5.50% 7/1/2055 (c)	831	836
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (c)	1,641	1,674
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (c)	728	753
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (c)	3,951	3,973
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (c)	10,078	10,132
Fannie Mae Pool #DF3941 5.50% 11/1/2055 (c)	457	459
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054 (a)(c)(d)	491	492
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(c)(d)	4,572	4,610
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (c)	701	724
Freddie Mac Pool #QO3370 6.00% 4/1/2040 (c)	610	630
Freddie Mac Pool #SD3513 6.00% 8/1/2053 (c)	25	26
Freddie Mac Pool #QH6125 6.00% 12/1/2053 (c)	21	22
Freddie Mac Pool #QH9078 5.50% 1/1/2054 (c)	478	483
Freddie Mac Pool #RJ1372 6.00% 1/1/2054 (c)	1,207	1,235
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (c)	97	101
Freddie Mac Pool #QH9775 5.50% 2/1/2054 (c)	492	495
Freddie Mac Pool #SD8431 5.50% 5/1/2054 (c)	411	413
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	648	661
Freddie Mac Pool #QI6042 6.00% 5/1/2054 (c)	604	618
Freddie Mac Pool #QI8145 6.00% 6/1/2054 (c)	787	804
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	9	9
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (c)	168	176
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (c)	2,496	2,548
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (c)	1,746	1,782
Freddie Mac Pool #RJ2526 6.00% 7/1/2054 (c)	358	365
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	1,538	1,594
Freddie Mac Pool #SD5986 6.50% 7/1/2054 (c)	591	617
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (c)	131	136
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	4,916	5,015
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (c)	1,776	1,811
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)	58	59
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (c)	10,243	10,301
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (c)	21	22
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (c)	2,130	2,174
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (c)	380	388
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (c)	156	159
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	11,805	11,873
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (c)	3,279	3,345
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	2,190	2,233
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (c)	2,250	2,295
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	35,335	36,039
Capital Group Short Duration Income ETF — Page 9 of 27

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (c)	USD634	$646
Freddie Mac Pool #QY1235 6.00% 4/1/2055 (c)	77	79
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (c)	39,851	40,645
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (c)	2,658	2,711
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (c)	9,308	9,360
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (c)	406	414
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (c)	72	74
Uniform Mortgage-Backed Security 5.50% 4/1/2041 (c)(e)	492	502
		223,822
Collateralized mortgage-backed obligations (privately originated) 9.28%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(b)(c)	1,284	1,285
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (a)(c)(d)	47	46
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049 (a)(c)(d)	216	211
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (a)(b)(c)	218	213
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(b)(c)	2,691	2,620
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(c)(d)	26	26
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (a)(b)(c)	1,252	1,258
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (a)(b)(c)	4,453	4,476
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(b)(c)	2,928	2,941
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(c)	3,676	3,682
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(d)	515	514
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(c)(d)	485	476
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(d)	2,801	2,737
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(b)(c)	1,698	1,667
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(b)(c)	2,324	2,301
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (a)(b)(c)	640	639
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(b)(c)	691	695
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.562% 6/25/2043 (a)(c)(d)	202	203
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.362% 7/25/2043 (a)(c)(d)	178	178
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.712% 1/25/2044 (a)(c)(d)	516	516
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.362% 1/25/2044 (a)(c)(d)	995	1,013
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 2/25/2044 (a)(c)(d)	288	288
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 6.162% 2/25/2044 (a)(c)(d)	593	601
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2044 (a)(c)(d)	230	230
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 5.862% 5/25/2044 (a)(c)(d)	333	337
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 4.812% 9/25/2044 (a)(c)(d)	1,520	1,521
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.262% 9/25/2044 (a)(c)(d)	221	221
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.612% 1/25/2045 (a)(c)(d)	1,560	1,557
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2045 (a)(c)(d)	538	537
Capital Group Short Duration Income ETF — Page 10 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.712% 2/25/2046 (a)(c)(d)	USD2,617	$2,625
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(b)(c)	2,046	1,956
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.612% 6/25/2042 (a)(c)(d)	1,029	1,045
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.812% 9/25/2042 (a)(c)(d)	459	460
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.012% 2/25/2044 (a)(c)(d)	1,275	1,275
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.912% 5/25/2044 (a)(c)(d)	1,755	1,756
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.712% 10/25/2044 (a)(c)(d)	992	993
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.612% 1/25/2045 (a)(c)(d)	620	619
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2045 (a)(c)(d)	719	720
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.612% 9/25/2045 (a)(c)(d)	1,539	1,537
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2046 (a)(c)(d)	2,232	2,225
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(b)(c)	473	477
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (a)(b)(c)	4,223	4,241
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(b)(c)	562	548
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (a)(b)(c)	369	368
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (a)(b)(c)	1,143	1,140
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (a)(c)(d)	1,747	1,749
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/1/2064 (6.272% on 8/1/2028) (a)(b)(c)	2,620	2,619
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(b)(c)	3,671	3,689
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(c)	1,851	1,850
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (a)(c)(d)	172	168
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (a)(b)(c)	1,107	1,117
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059 (a)(c)(d)	441	428
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (a)(c)(d)	166	160
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (a)(b)(c)	2,173	2,185
New Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, 5.109% 8/25/2065 (a)(c)(d)	1,533	1,529
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (a)(c)(d)	496	460
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(b)(c)	4,823	4,848
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.539% 3/25/2053 (a)(c)(d)	863	865
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (a)(b)(c)	351	351
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(b)(c)	5,823	5,848
Onslow Bay Financial Mortgage Loan Trust, Series 2026-NQM4, Class A1, 5.173% 2/25/2066 (a)(c)(d)	5,061	5,056
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.703% 4/25/2053 (a)(c)(d)	1,889	1,882
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(c)(d)	2,770	2,752
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(c)	699	703
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(b)(c)	984	990
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(b)(c)	859	866
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(b)(c)	1,799	1,818
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(c)	2,358	2,380
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(b)(c)	1,475	1,475
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(b)(c)	4,186	4,220
Capital Group Short Duration Income ETF — Page 11 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (a)(b)(c)	USD1,819	$1,829
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(b)(c)	2,761	2,778
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(b)(c)	4,121	4,140
Onslow Bay Financial, LLC, Series 2025-NQM12, Class A1, 5.316% 6/25/2065 (6.316% on 6/1/2031) (a)(b)(c)	2,313	2,322
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (a)(b)(c)	1,631	1,631
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (a)(b)(c)	4,884	4,877
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(c)(d)	3,113	3,096
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (a)(c)(d)	5,043	5,043
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (a)(c)	1,343	1,268
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (a)(c)	1,948	1,932
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(c)	474	468
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (a)(c)	1,139	1,097
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (a)(c)	2,242	2,124
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(c)	997	943
Progress Residential Trust, Series 2026-SFR1, Class A, 3.85% 2/17/2043 (a)(c)	2,445	2,333
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(c)	849	821
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (a)(c)(d)	3,647	3,648
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.423% 10/17/2041 (a)(c)(d)	1,647	1,648
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 2/17/2042 (a)(c)(d)	599	599
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.974% 5/25/2055 (a)(c)(d)	975	965
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (a)(c)(d)	161	160
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (a)(c)(d)	999	995
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (a)(c)(d)	1,134	1,103
Towd Point Mortgage Trust, Series 2017-2, Class A4, 4.429% 4/25/2057 (a)(c)(d)	283	281
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (a)(c)(d)	1,448	1,384
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (a)(c)(d)	187	185
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (a)(c)(d)	52	52
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (a)(c)(d)	355	344
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (a)(c)(d)	377	366
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.648% 11/25/2060 (a)(c)(d)	1,225	1,193
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (a)(c)	839	803
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.024% 7/25/2065 (a)(c)(d)	1,464	1,458
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(c)	1,370	1,360
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (a)(c)	343	341
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(c)	2,227	2,197
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (a)(b)(c)	5,270	5,287
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (a)(b)(c)	729	723
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (a)(b)(c)	145	145
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (a)(b)(c)	559	558
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (a)(b)(c)	389	390
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(b)(c)	784	789
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(c)	2,404	2,425
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (a)(b)(c)	1,284	1,296
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(c)	793	800
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (a)(c)(d)	881	884
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(c)(d)	1,818	1,822
Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069 (a)(c)(d)	1,645	1,650
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(b)(c)	6,712	6,766
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(b)(c)	3,541	3,555
Verus Securitization Trust, Series 2025-6, Class A1, 5.417% 7/25/2070 (6.417% on 7/1/2029) (a)(b)(c)	2,189	2,198
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(c)	2,601	2,600
Capital Group Short Duration Income ETF — Page 12 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (a)(b)(c)	USD2,041	$2,030
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (a)(c)(d)	3,716	3,682
		198,366
Commercial mortgage-backed securities 6.37%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.415% 6/15/2040 (a)(c)(d)	3,550	3,564
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (a)(c)	2,477	2,437
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.364% 7/15/2041 (a)(c)(d)	447	448
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (a)(c)(d)	2,337	2,362
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (c)	819	812
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (c)	1,127	1,114
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (c)(d)	133	137
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (c)	430	446
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (c)	2,142	2,225
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (c)(d)	350	364
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (c)(d)	166	172
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (c)(d)	1,227	1,270
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (c)(d)	1,403	1,427
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (c)	414	399
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (c)(d)	843	854
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.592% 3/15/2037 (a)(c)(d)	241	229
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (c)(d)	574	589
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (c)(d)	305	301
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051 (c)(d)	800	770
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (c)(d)	145	145
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (c)	351	312
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (c)(d)	1,105	1,142
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (c)	845	867
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (c)(d)	50	51
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (c)	53	54
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.015% 3/15/2041 (a)(c)(d)	896	897
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (c)(d)	89	92
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (c)(d)	60	63
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (c)(d)	561	579
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (c)(d)	985	1,023
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (c)	1,784	1,817
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(d)	450	463
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (c)(d)	1,380	1,429
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.323% 12/15/2042 (a)(c)(d)	4,111	4,120
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.966% 12/15/2039 (a)(c)(d)	1,811	1,812
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.214% 5/15/2034 (a)(c)(d)	655	656
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.637% 11/15/2038 (a)(c)(d)	374	373
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.663% 1/17/2039 (a)(c)(d)	475	475
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.114% 4/15/2041 (a)(c)(d)	1,561	1,563
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (a)(c)(d)	3,803	3,802
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.364% 8/15/2039 (a)(c)(d)	1,911	1,916
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(c)	3,361	3,405
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.273% 7/15/2042 (a)(c)(d)	4,000	4,007
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(c)(d)	6,000	6,038
Capital Group Short Duration Income ETF — Page 13 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (a)(c)(d)	USD4,521	$4,515
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.773% 12/15/2044 (a)(c)(d)	3,997	3,976
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (a)(c)	887	872
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.56% 7/15/2041 (a)(c)(d)	454	455
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.314% 8/15/2041 (a)(c)(d)	983	977
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)	375	369
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (a)(c)(d)	750	773
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	361	368
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (c)	259	257
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)	68	67
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (c)(d)	1,800	1,759
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(c)	2,490	2,540
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(c)(d)	3,062	3,093
Ellington Financial Mortgage Trust, Series 2025-NQM4, Class A1A, 4.972% 9/25/2070 (5.972% on 8/1/2029) (a)(b)(c)	5,064	5,040
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (a)(c)(d)	1,745	1,730
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (a)(c)(d)	5,623	5,628
ELM Trust 2024, Series 2024-ELM, Class A15, 5.414% 6/10/2039 (a)(c)(d)	1,928	1,933
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (a)(c)(d)	1,752	1,756
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.973% 10/15/2042 (a)(c)(d)	2,322	2,325
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (a)(c)	479	477
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (c)(d)	1,216	1,236
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (a)(c)	808	816
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.364% 5/15/2041 (a)(c)(d)	1,356	1,358
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)	454	449
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.065% 3/15/2042 (a)(c)(d)	2,419	2,421
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.264% 3/15/2042 (a)(c)(d)	1,358	1,360
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (a)(c)(d)	591	596
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (a)(c)(d)	3,625	3,712
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.023% 3/15/2042 (a)(c)(d)	2,995	2,991
LV Trust, Series 2024-SHOW, Class A, 4.764% 10/10/2041 (a)(c)(d)	2,549	2,567
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (a)(c)	857	826
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (c)	500	484
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (c)	1,807	1,865
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2053 (a)(c)(d)	192	197
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.412% 7/25/2054 (a)(c)(d)	524	531
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.062% 5/25/2055 (a)(c)(d)	1,081	1,100
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(c)(d)	1,913	1,906
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (a)(c)(d)	1,555	1,555
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.173% 9/15/2042 (a)(c)(d)	3,428	3,433
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.064% 5/15/2039 (a)(c)(d)	708	707
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.414% 5/15/2039 (a)(c)(d)	486	486
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 4.937% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(b)(c)	1,000	999
Capital Group Short Duration Income ETF — Page 14 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.287% 5/15/2038 (a)(c)(d)	USD362	$361
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048 (c)	366	365
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.673% 1/15/2039 (a)(c)(d)	500	500
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.115% 2/15/2042 (a)(c)(d)	4,783	4,731
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)	300	297
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(c)(d)	691	688
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)	505	497
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (c)	40	42
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (c)(d)	225	234
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.146% 11/15/2057 (c)(d)	358	371
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.462% 11/15/2027 (a)(c)(d)	180	181
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037 (a)(c)(d)	173	175
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (a)(c)(d)	100	101
		136,069
Total mortgage-backed obligations		558,257
Asset-backed obligations 23.54% Auto loan 10.15%
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (a)(c)	571	571
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (a)(c)	184	184
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (a)(c)	1,042	1,045
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (a)(c)	376	377
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(c)	1,820	1,854
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 3/12/2031 (a)(c)	1,759	1,771
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (a)(c)	187	188
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (a)(c)	1,431	1,440
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (a)(c)	312	313
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (a)(c)	311	312
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (a)(c)	384	386
AutoNation Finance Trust, Series 2026-1A, Class B, 4.42% 6/11/2031 (a)(c)	2,000	1,990
AutoNation Finance Trust, Series 2026-1A, Class C, 4.56% 10/14/2031 (a)(c)	2,000	1,987
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (a)(c)	20	20
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027 (a)(c)	83	83
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (a)(c)	290	292
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class C, 6.18% 10/20/2027 (a)(c)	1,000	1,004
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(c)	259	262
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(c)	289	293
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(c)	627	632
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(c)	770	780
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(c)	700	716
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class A, 4.28% 8/20/2030 (a)(c)	2,001	1,987
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (a)(c)	2,919	2,965
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028 (c)	174	174
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (c)	80	80
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (c)	370	373
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class B, 5.94% 2/15/2030 (c)	2,000	2,010
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (c)	1,441	1,463
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (c)	787	790
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C, 5.11% 5/15/2031 (c)	3,000	3,006
Capital Group Short Duration Income ETF — Page 15 of 27

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class D, 5.49% 5/15/2031 (c)	USD3,000	$3,004
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25% 11/17/2031 (c)	923	919
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class C, 4.44% 11/17/2031 (c)	2,250	2,233
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(c)	71	71
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(c)	150	151
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(c)	204	205
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(c)	680	689
CPS Auto Receivables Trust, Series 2024-B, Class B, 6.04% 10/16/2028 (a)(c)	1,065	1,068
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (a)(c)	55	55
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (a)(c)	291	293
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(c)	113	114
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(c)	100	102
CPS Auto Receivables Trust, Series 2024-B, Class C, 6.28% 7/15/2030 (a)(c)	2,000	2,024
CPS Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (a)(c)	1,929	1,936
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (a)(c)	823	823
CPS Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (a)(c)	2,629	2,648
CPS Auto Trust, Series 2025-D, Class C, 4.85% 2/17/2032 (a)(c)	1,423	1,429
CPS Auto Trust, Series 2026-A, Class C, 4.63% 5/17/2032 (a)(c)	4,000	3,990
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (a)(c)	2,744	2,744
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (a)(c)	1,513	1,517
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(c)	292	294
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (c)	261	261
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (c)	1,114	1,116
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (c)	723	730
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (c)	1,090	1,095
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (c)	1,849	1,858
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (c)	497	501
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (a)(c)	149	150
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (a)(c)	380	385
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (c)	24	24
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (c)	141	141
Exeter Automobile Receivables Trust, Series 2023-4A, Class C, 6.51% 8/15/2028 (c)	296	297
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (c)	197	199
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (c)	355	358
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (c)	574	582
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (c)	420	419
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (c)	1,065	1,068
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (c)	423	428
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (c)	912	907
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (c)	615	613
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (c)	665	661
Exeter Automobile Receivables Trust, Series 2026-1A, Class C, 4.40% 5/17/2032 (c)	4,000	3,953
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (c)	452	453
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (c)	1,682	1,679
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (c)	3,000	3,022
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (a)(c)	716	716
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (a)(c)	1,013	1,010
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (c)	51	52
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (c)	175	175
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (c)	2,077	2,092
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (a)(c)	447	449
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(c)	128	129
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (a)(c)	1,083	1,091
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (a)(c)	2,652	2,675
Capital Group Short Duration Income ETF — Page 16 of 27

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (a)(c)	USD1,303	$1,315
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(c)	837	852
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (a)(c)	1,307	1,310
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (a)(c)	746	758
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (a)(c)	1,678	1,680
GLS Auto Receivables Trust, Series 2025-1A, Class C, 5.07% 11/15/2030 (a)(c)	3,000	3,021
GLS Auto Receivables Trust, Series 2025-1A, Class D, 5.61% 11/15/2030 (a)(c)	3,000	3,042
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (a)(c)	2,374	2,364
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (a)(c)	2,748	2,738
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (a)(c)	3,081	3,075
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (a)(c)	220	222
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(c)	773	800
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (a)(c)	1,888	1,906
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (c)	290	291
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (c)	624	630
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (a)(c)	742	743
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(c)	125	126
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(c)	250	245
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (a)(c)	1,947	1,951
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(c)	502	495
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (a)(c)	281	284
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(c)	1,449	1,470
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(c)	349	356
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(c)	1,616	1,630
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (a)(c)	3,709	3,734
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (a)(c)	2,999	3,034
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (a)(c)	1,610	1,623
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (a)(c)	1,643	1,657
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/26/2031 (a)(c)	2,000	2,045
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (a)(c)	3,254	3,267
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (a)(c)	3,013	3,010
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027 (a)(c)	217	217
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (a)(c)	267	268
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class B, 4.16% 5/15/2030 (a)(c)	2,800	2,787
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (a)(c)	3,113	3,093
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(c)	115	115
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (a)(c)	11	11
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028 (a)(c)	80	80
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(c)	721	724
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(c)	608	616
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (a)(c)	367	371
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (a)(c)	444	452
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (a)(c)	507	513
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (a)(c)	410	413
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (a)(c)	148	149
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (a)(c)	175	180
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (c)	2,246	2,259
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (c)	1,011	1,016
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (c)	857	866
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (a)(c)	722	721
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (a)(c)	1,668	1,672
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (a)(c)	27	27
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (a)(c)	422	425
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (a)(c)	2,308	2,311
Capital Group Short Duration Income ETF — Page 17 of 27

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class B, 6.211% 7/25/2034 (a)(c)	USD5,000	$5,010
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (c)	41	41
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (c)	463	464
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (c)	1,517	1,531
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (c)	900	906
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (c)	124	125
Santander Drive Auto Receivables Trust, Series 2025-4, Class B, 4.27% 1/15/2032 (c)	3,491	3,479
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (c)	3,988	3,974
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (a)(c)	592	592
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(c)	225	227
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (a)(c)	719	725
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (a)(c)	529	528
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (a)(c)	247	247
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (a)(c)	247	247
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (a)(c)	1,846	1,856
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (a)(c)	2,885	2,890
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (a)(c)	939	944
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (c)	871	875
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (c)	659	665
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (a)(c)(f)	3,596	2,086
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(c)	5,673	5,674
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(c)	2,419	2,422
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029 (a)(c)	286	286
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(c)	92	92
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (a)(c)	1,947	1,958
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (a)(c)	1,019	1,026
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (a)(c)	516	517
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (a)(c)	204	205
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(c)	597	600
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (a)(c)	523	527
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (a)(c)	703	716
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (a)(c)	1,176	1,181
Westlake Automobile Receivables Trust, Series 2025-2A, Class C, 4.85% 1/15/2031 (a)(c)	1,945	1,953
Westlake Automobile Receivables Trust, Series 2026-P1, Class B, 4.28% 4/15/2031 (a)(c)	1,750	1,739
Westlake Automobile Receivables Trust, Series 2026-1A, Class B, 4.20% 5/15/2031 (a)(c)	1,343	1,338
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (a)(c)	3,000	3,001
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (a)(c)	1,797	1,795
Westlake Automobile Receivables Trust, Series 2025-3A, Class C, 4.68% 7/15/2031 (a)(c)	1,738	1,738
Westlake Automobile Receivables Trust, Series 2026-P1, Class C, 4.38% 8/15/2031 (a)(c)	1,500	1,489
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (a)(c)	4,669	4,669
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)	1,505	1,516
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(c)	1,081	1,088
		216,848
Other asset-backed securities 9.85%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (a)(c)	371	373
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (a)(c)	1,779	1,784
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (a)(c)	2,119	2,125
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (a)(c)	1,181	1,182
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (a)(c)	1,594	1,593
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(c)	2,102	2,095
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (a)(c)	2,835	2,825
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (a)(c)	3,165	3,173
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (a)(c)	533	534
Capital Group Short Duration Income ETF — Page 18 of 27

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (a)(c)	USD3,002	$2,994
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(c)	1,871	1,872
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(c)	4,714	4,659
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(c)	2,615	2,614
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(c)	1,459	1,470
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (a)(c)	63	63
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(c)	190	192
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(c)	139	141
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(c)	2,051	2,082
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(c)	2,061	2,060
Capteris Equipment Finance, Series 2026-1A, Class B, 4.95% 9/20/2033 (a)(c)	3,320	3,330
Capteris Equipment Finance, Series 2026-1A, Class C, 5.18% 9/20/2033 (a)(c)	3,320	3,332
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(c)	2,152	2,170
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(c)	5,757	5,692
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)	1,324	1,120
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(c)	1,518	1,232
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(c)	1,489	1,504
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(c)	266	250
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (a)(c)	1,407	1,305
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (a)(c)	335	337
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(c)	2,262	2,264
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (a)(c)	970	967
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(c)	1,831	1,854
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(c)	447	451
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031 (c)	1,452	1,472
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (a)(c)	1,992	2,005
Dext ABS, LLC, Series 2025-2, Class A3, 4.23% 4/15/2036 (a)(c)	3,609	3,608
Dext ABS, LLC, Series 2025-2, Class B, 4.66% 4/15/2036 (a)(c)	2,800	2,792
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (a)(c)	227	228
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (a)(c)	491	499
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(c)	1,920	1,934
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(c)	277	267
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(c)	653	615
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (a)(c)	1,805	1,814
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (a)(c)	2,028	2,029
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (a)(c)	490	488
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (c)	753	757
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (a)(c)	2,289	2,306
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(c)	1,476	1,483
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(c)	1,638	1,641
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (a)(c)	9,228	9,109
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (a)(c)	347	349
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(c)	830	839
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)	358	301
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(c)	1,206	1,213
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (a)(c)	1,437	1,442
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (a)(c)	1,958	1,973
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(c)	2,336	2,345
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (a)(c)	3,178	3,188
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(c)	1,039	1,042
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (a)(c)	5,040	4,954
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(c)	1,020	1,030
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(c)	1,001	1,004
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(c)	992	995
Capital Group Short Duration Income ETF — Page 19 of 27

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (a)(c)	USD1,015	$1,007
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (a)(c)	643	643
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (a)(c)	748	738
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class C, 6.30% 11/17/2032 (a)(c)	709	699
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (a)(c)	1,854	1,850
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (a)(c)	3,274	3,272
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (a)(c)	3,000	2,994
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(c)	610	609
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (a)(c)	2,815	2,810
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (a)(c)	3,049	3,042
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (a)(c)	3,801	3,786
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (a)(c)	4,272	4,275
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (a)(c)	5,000	5,001
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(c)	262	263
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(c)	1,001	1,007
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (a)(c)	1,288	1,288
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(c)	1,083	1,089
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (a)(c)	293	294
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (a)(c)	764	767
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A3, 4.39% 7/20/2033 (a)(c)	1,632	1,632
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (a)(c)	2,969	2,992
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035 (c)	1,666	1,692
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(c)	850	847
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(c)	674	667
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (a)(c)	509	518
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(c)	1,164	1,168
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(c)	731	736
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (a)(c)	1,450	1,466
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (a)(c)	3,450	3,487
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(c)	182	183
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (a)(c)	1,087	1,087
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (a)(c)	1,505	1,500
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(c)	3,567	3,630
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (a)(c)	950	948
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(c)	2,157	2,133
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (c)	498	502
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (c)	2,835	2,865
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(c)	663	636
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(c)	685	645
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(c)	482	455
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(c)	1,836	1,836
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(c)	969	968
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (a)(c)	813	743
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (a)(c)	1,727	1,665
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(c)	799	752
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(c)	939	946
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (a)(c)	1,699	1,704
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (a)(c)	760	756
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (a)(c)	815	809
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (a)(c)	4,000	4,013
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (a)(c)	405	412
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(c)	164	169
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (a)(c)	3,364	3,399
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (c)	1,937	1,938
Capital Group Short Duration Income ETF — Page 20 of 27

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (a)(c)	USD652	$662
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (a)(c)	625	638
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (a)(c)	2,825	2,867
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (a)(b)(c)	2,693	2,678
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(c)	695	697
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (a)(c)	209	210
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032 (a)(c)	667	672
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (a)(c)	708	714
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(c)	216	216
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (a)(c)	2,105	2,098
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(c)	320	319
		210,465
Collateralized loan obligations 2.17%
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.798% 4/20/2032 (a)(c)(d)	564	564
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 1/20/2033 (a)(c)(d)	837	839
ARES CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.738% 1/25/2034 (a)(c)(d)	1,260	1,259
Ballyrock CLO, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.722% 10/15/2036 (a)(c)(d)	3,002	2,998
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.583% 5/17/2031 (a)(c)(d)	319	319
Blackrock CLO, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (a)(c)(d)	5,969	5,971
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 4/19/2034 (a)(c)(d)	1,368	1,366
CIFC Funding, Ltd., Series 2023-2A, Class AR, (3-month USD CME Term SOFR + 1.13%) 4.792% 1/21/2037 (a)(c)(d)	3,413	3,406
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.034% 1/15/2031 (a)(c)(d)	31	31
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.752% 7/15/2036 (a)(c)(d)	2,077	2,074
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.718% 10/20/2032 (a)(c)(d)	501	501
Fortress Credit BSL, Ltd., CLO, Series 2023-3A, Class AR, (3-month USD CME Term SOFR + 1.24%) 4.908% 1/23/2037 (a)(c)(d)	4,000	3,985
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 4.788% 7/20/2035 (a)(c)(d)	1,208	1,208
Golub Capital Private Credit Fund CLO, Series 2025-BSL1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 4.714% 1/20/2034 (a)(c)(d)	4,000	3,999
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.922% 7/15/2036 (a)(c)(d)	693	693
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.711% 7/23/2032 (a)(c)(d)	719	719
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.668% 7/24/2031 (a)(c)(d)	88	88
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 4.968% 7/24/2031 (a)(c)(d)	889	888
Parallel CLO, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.058% 7/20/2036 (a)(c)(d)	3,000	3,004
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.079% 4/18/2031 (a)(c)(d)	73	73
Sound Point CLO, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.768% 4/20/2035 (a)(c)(d)	1,328	1,329
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.712% 4/15/2032 (a)(c)(d)	1,239	1,239
Capital Group Short Duration Income ETF — Page 21 of 27

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.672% 7/15/2032 (a)(c)(d)	USD1,359	$1,358
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (a)(c)(d)	3,229	3,228
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (a)(c)(d)	2,848	2,848
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.218% 4/25/2033 (a)(c)(d)	1,318	1,315
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.858% 1/20/2037 (a)(c)(d)	1,000	1,000
		46,302
Credit card 1.21%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(c)	5,000	5,005
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(c)	574	579
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(c)	230	232
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/15/2029 (c)	592	592
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (c)	668	673
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (c)	2,110	2,137
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(c)	2,151	2,152
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(c)	1,212	1,215
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(c)	2,541	2,540
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(c)	1,200	1,199
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(c)	2,591	2,602
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(c)	995	999
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(c)	427	429
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (c)	2,157	2,187
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (c)	3,374	3,396
		25,937
Student loan 0.16%
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (a)(c)	3,307	3,332
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.222% 11/15/2052 (a)(c)(d)	163	165
		3,497
Total asset-backed obligations		503,049
Bonds & notes of governments & government agencies outside the U.S. 0.63% Colombia 0.30%
Colombia (Republic of) 5.375% 1/21/2029	6,370	6,319
Saudi Arabia 0.19%
Saudi Arabia (Kingdom of) 4.25% 9/9/2030 (a)	4,140	4,053
Mexico 0.08%
United Mexican States 5.00% 5/7/2029	1,810	1,825
Chile 0.06%
Chile (Republic of) 4.85% 1/22/2029	1,335	1,353
Total bonds & notes of governments & government agencies outside the U.S.		13,550
Capital Group Short Duration Income ETF — Page 22 of 27

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 0.60% U.S. Treasury 0.60%	Principal amount (000)	Value (000)
U.S. Treasury 3.625% 8/31/2027 (g)	USD1,673	$1,669
U.S. Treasury 3.50% 9/30/2027	1,609	1,602
U.S. Treasury 3.50% 10/31/2027 (g)	3,100	3,084
U.S. Treasury 3.375% 2/29/2028	581	576
U.S. Treasury 3.875% 3/31/2028 (g)	5,874	5,883
		12,814
Loans 0.07% Financials 0.07%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(d)(f)(h)	1,534	1,534
Municipals 0.07% Illinois 0.07%
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	1,470	1,476
Total bonds, notes & other debt instruments (cost: $2,085,242,000)		2,086,311
Short-term securities 2.42% Money market investments 2.42%	Shares
Capital Group Central Cash Fund 3.71% (i)(j)	516,464	51,641
Total short-term securities (cost: $51,635,000)		51,641
Total investment securities 100.04% (cost $2,136,877,000)		2,137,952
Other assets less liabilities (0.04)%		(838)
Net assets 100.00%		$2,137,114
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.45%	Annual	SOFR	Annual	3/13/2028	USD800,000	$(2,754)	$—	$(2,754)
SOFR	Annual	3.1665%	Annual	9/18/2034	56,900	2,808	—	2,808
SOFR	Annual	3.664%	Annual	3/13/2036	91,000	896	—	896
						$950	$—	$950
Capital Group Short Duration Income ETF — Page 23 of 27

unaudited
Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.42%
Money market investments 2.42%
Capital Group Central Cash Fund 3.71% (i)	$89,376	$206,387	$244,117	$9	$(14)	$51,641	$690

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $867,154,000, which represented 40.58% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	Value determined using significant unobservable inputs.
(g)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,982,000, which represented 0.33% of the net assets of the fund.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,534,000, which represented 0.07% of the net assets of the fund.

(i)	Rate represents the seven-day yield at 3/31/2026.
(j)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Short Duration Income ETF — Page 24 of 27

unaudited
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. As of March 31, 2026, the fund did not have any futures contracts. The average month-end notional amount of futures contracts while held was $124,689,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held was $889,900,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Short Duration Income ETF — Page 25 of 27

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$995,631	$—	$995,631
Mortgage-backed obligations	—	558,257	—	558,257
Asset-backed obligations	—	500,963	2,086	503,049
Bonds & notes of governments & government agencies outside the U.S.	—	13,550	—	13,550
U.S. Treasury bonds & notes	—	12,814	—	12,814
Loans	—	—	1,534	1,534
Municipals	—	1,476	—	1,476
Short-term securities	51,641	—	—	51,641
Total	$51,641	$2,082,691	$3,620	$2,137,952

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$3,704	$—	$3,704
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,754)	—	(2,754)
Total	$—	$950	$—	$950

*	Interest rate swaps are not included in the investment portfolio.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
GO = General Obligation
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Capital Group Short Duration Income ETF — Page 26 of 27

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
ETGEFP1-307-0526
Capital Group Short Duration Income ETF — Page 27 of 27